Redeemable Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Redeemable Preferred Stock [Abstract]
Redeemable Preferred Stock

Note 4—Redeemable Preferred Stock

The Company's restated certificate of incorporation filed on February 26, 2010 authorizes 60,000,000 shares of preferred stock, including 14,000,000 shares of Series A Preferred Stock, with a par value of $.0001. The Company's Board of Directors has discretion, subject to the approval of certain shareholders, as to the designation of voting rights, dividend rights, redemption price, liquidation preference and other provisions of each issuance.

On July 15, 2011, holders of the Company's Series A Preferred Stock approved a second amended and restated certificate of incorporation, to be effective immediately prior to the completion of the Company's initial public offering, to, among other things, convert and redeem the Company's outstanding Series A Preferred Stock for a combination of Common Stock, Series B preferred stock and a contingent cash payment. This was approved by the Company's common stockholders during the Company's annual shareholder meeting on October 26, 2011.

Dividend Provisions

The holders of the Series A Preferred Stock accrue dividends at the rate of $0.88 per share per annum. Dividends are cumulative, accrue on a daily basis from the date of issuance and compound annually from the date of issuance. If dividends on the Series A Preferred Stock have not been paid or declared, the deficiency shall be paid or declared before any dividend is declared for Common Stock. Dividends in arrears do not bear interest. Holders of the Series A Preferred Stock are allowed to participate in the dividends to common stockholders in the event that dividends on Common Stock exceed that of the Series A Preferred Stock as if the Series A Preferred Stock had been converted to Common Stock at the beginning of the year. Holders of at least seventy-five percent of the outstanding shares of the Series A Preferred Stock that were issued (Preferred Supermajority) may vote to waive the timing or amount of any dividend payment. The Company has not declared any dividends on the Series A Preferred Stock outstanding. There were $19,494 and $10,027 of the Series A Preferred Stock dividends in arrears as of September 30, 2011 and December 31, 2010, respectively.

Liquidation Rights

Upon the occurrence of a voluntary or involuntary liquidation (including consolidations, mergers or sale of assets as defined by the preferred stock agreement), if the remaining net assets of the Company are sufficient, the holders of the Series A Preferred Stock shall be paid no less than liquidation value plus all dividends in arrears (whether or not declared), out of the assets of the Company legally available for distribution to its stockholders, before any payment or distribution is made to any holders of Common Stock.

If upon any liquidation or dissolution, the remaining net assets of the Company are insufficient to pay the amount that the Series A Preferred Stock holders are due as indicated above, the holders of Series A Preferred Stock will share ratably in any distribution of the remaining assets of the Company.

Conversion Rights

All shares of the Series A Preferred Stock will be converted into shares of Common Stock at a 1 to 2.5 conversion ratio:

a)	upon a closing of the sale of shares of Common Stock at a level at or exceeding $55.00, in a Qualified Public Offering (QPO), requiring aggregate proceeds to the Company of at least $40 million, or

b)	if specified in a written contract or agreement of the Preferred Supermajority, or

c)	if the shares of Common Stock have a closing price on NASDAQ or any national securities exchange in excess of $24.75 per share for ninety (90) consecutive trading days with an average daily trading volume on such trading days of at least US $8,000.

Voting Rights

Each holder of the Series A Preferred Stock is entitled to the number of votes equal to the number of shares of Common Stock into which the Series A Preferred Stock held by such holder are convertible.

Additionally, the Company is prohibited, without obtaining the approval of the Preferred Supermajority, from performing certain activities including, but not limited to, amending shareholder agreements, redeeming or purchasing any outstanding shares of the Company, declaring dividends, making certain capital expenditures and merging or consolidating with other entities.

Redemption Rights

On or after February 26, 2014, the Preferred Supermajority may require that the Company redeem all or part of the issued and outstanding shares of the Series A Preferred Stock out of funds lawfully available; provided, however, that any such redemptions equal in the aggregate $5,000. The redemption price is the greater of the fair market value per share at the date of the redemption election or $13.75 per share of the Series A Preferred Stock, plus accrued and unpaid preferred stock dividends, not to exceed $16.50 per share.

Note 4—Redeemable Preferred Stock

The Company's restated certificate of incorporation filed on February 26, 2010 authorizes 60,000,000 shares of preferred stock, including 14,000,000 shares of Series A Preferred Stock, with a par value of $.0001. The Company's Board of Directors has discretion, subject to the approval of certain shareholders, as to the designation of voting rights, dividend rights, redemption price, liquidation preference and other provisions of each issuance. See "Note 6 – Acquisitions and Equity Transactions" for information related to the cancellation of all outstanding Biofuels preferred stock on February 26, 2010 and the issuance of Series A Preferred Stock in connection with the Acquisitions.

The following summarizes each series of Preferred Stock as of December 31:

	2009
	Series A preferred stock	Series B preferred stock	Series AA preferred stock	Series BB preferred stock	Total
Shares outstanding	6,578,947	2,236,361	558,140	3,090,909	12,464,357
Carrying amount	$71,870	$36,721	$4,994	$35,537	$149,122
Redemption amount	$146,850	$55,405	$6,000	$39,332	$247,587

In connection with the Company's acquisition of Biofuels and Blackhawk, the Company cancelled the four outstanding series of preferred stock and each share of Biofuels preferred share was converted into a share of Series A preferred stock.

The following summarizes the changes in outstanding shares for each series of Preferred Stock for fiscal years ended December 31:

	Series A preferred stock	Series B preferred stock	Series AA preferred stock	Series BB Preferred stock	Total
January 1, 2008	6,578,947	1,999,998	—	—	8,578,945
Issuances	—	206,010	558,140	3,090,909	3,855,059

December 31, 2008	6,578,947	2,206,008	558,140	3,090,909	12,434,004
Issuances	—	30,353	—	—	30,353

December 31, 2009	6,578,947	2,236,361	558,140	3,090,909	12,464,357
Exchange of REG Holdco preferred stock	(6,578,947)	(2,236,361)	(558,140)	(3,090,909)	(12,464,357)
Issuances	13,455,522	—	—	—	13,455,522

December 31, 2010	13,455,522	—	—	—	13,455,522

The rights, preferences, privileges and restrictions granted to and imposed on the Preferred Stock are set forth below. The holders of Preferred Stock are generally protected from anti-dilution by adjustments for any stock dividends, stock split, combination or other recapitalization.

Dividend provisions

The holders of the Series A Preferred Stock accrue dividends at the rate of $0.88 per share per annum. Dividends are cumulative, accrue on a daily basis from the date of issuance and compound annually from the date of issuance. If dividends on the Series A Preferred Stock have not been paid or declared, the deficiency shall be paid or declared before any dividend is declared for Common Stock. Dividends in arrears do not bear interest. Holders of the Series A Preferred Stock are allowed to participate in the dividends to common stockholders in the event that dividends on Common Stock exceed that of the Series A Preferred Stock as if the Series A Preferred Stock had been converted to Common Stock at the beginning of the year. Holders of at least seventy-five percent of the outstanding shares of the Series A Preferred Stock that were issued in exchange for shares of the Series A, Series AA, Series B or Series BB Biofuels Preferred Stock, pursuant to the Biofuels Merger agreement (Preferred Supermajority) may vote to waive the timing or amount of any dividend payment. The Company has not declared any dividends on the Series A Preferred Stock outstanding. Dividends previously accrued on the Biofuels preferred stock were forgone in connection with the Biofuels Merger and issuance of the Series A Preferred Stock. There were $10,027 of the Series A Preferred Stock dividends in arrears as of December 31, 2010 and $33,388 of Biofuels preferred stock dividends in arrears as of December 31, 2009.

Liquidation rights

Upon the occurrence of a voluntary or involuntary liquidation (including consolidations, mergers or sale of assets as defined by the preferred stock agreement), if the remaining net assets of the Company are sufficient, the holders of the Series A Preferred Stock shall be paid no less than liquidation value plus all dividends in arrears (whether or not declared), out of the assets of the Company legally available for distribution to its stockholders, before any payment or distribution is made to any holders of Common Stock.

If upon any liquidation or dissolution, the remaining net assets of the Company are insufficient to pay the amount that the Series A Preferred Stock holders are due as indicated above, the holders of Series A Preferred Stock will share ratably in any distribution of the remaining assets of the Company.

Conversion rights

All shares of the Series A Preferred Stock will be converted into shares of Common Stock at a 1 for 2.5 conversion ratio:

a)	of a closing of the sale of shares of Common Stock at a level at or exceeding $55.00, in a Qualified Public Offering (QPO), requiring aggregate proceeds to the Company of at least $40 million, or

b)	specified in a written contract or agreement of the Preferred Supermajority, or

c)	the shares of Common Stock have a closing price on NASDAQ or any national securities exchange in excess of $24.75 per share for ninety (90) consecutive trading days with an average daily trading volume on such trading days of at least US $8,000.

Voting rights

Each holder of the Series A Preferred Stock is entitled to the number of votes equal to the number of shares of Common Stock into which the Series A Preferred Stock held by such holder are convertible.

Additionally, the Company is prohibited, without obtaining the approval of the Preferred Supermajority from performing certain activities including, but not limited to, amending shareholder agreements, redeeming or purchasing any outstanding shares of the Company, declaring dividends, making certain capital expenditures and merging or consolidating with other entities.

Redemption rights

On or after February 26, 2014, the Preferred Supermajority may require that the Company redeem all or part of the issued and outstanding shares of the Series A Preferred Stock out of funds lawfully available; provided, however, that any such redemptions equal in the aggregate $5,000. The redemption price is the greater of the fair market value per share at the date of the redemption election or $13.75 per share of the Series A Preferred Stock, plus accrued and unpaid preferred stock dividends, not to exceed $16.50 per share.

The following table demonstrates certain preferred stock attributes. All amounts are per share:

Series A preferred stock
Original issue price	$11.00
Dividend rate per annum	$0.88
Common stock price to trigger automatic conversion	$55.00
Series A Preferred Stock holders required for super majority	75%
Redemption option price	$13.75
Liquidation price	$13.75

The following table demonstrates the redemption requirements for each of the next five fiscal years ended December 31:

Series A preferred stock
2011	$—
2012	—
2013	—
2014	222,016
2015	—

Preferred stock issued during 2008:

On May 9, 2008, the Company issued 127,273 shares of Series B Preferred Stock to Bunge as part of the Blackhawk Biofuels, LLC acquisition of a biodiesel facility in Danville, Illinois.

On June 26, 2008, the Company issued 558,140 and 3,090,909 shares of Series AA Preferred and Series BB Preferred, respectively, as part of the Company's acquisition of a 35 mmgy biodiesel production facility in Houston, Texas and a terminal facility in Stockton, California.

During 2008, the Company issued 78,737 shares of Series B Preferred Stock to West Central as payment for administrative services.

Preferred stock issued during 2009:

On April 8, 2009, the Company issued 30,353 shares of Series B Preferred to West Central for payment of administrative services.

Preferred stock issued during 2010:

On February 26, 2010, the Company exchanged 280,000 shares of Common Stock issued to USRG Holdco V LLC, Ohana Holdings LLC, ED&F Man Holdings B.V. and others for 700,000 shares of Series A Preferred Stock.

The Company applied the guidance in EITF Topic No. D-42: The Effect on the Calculation of Earnings per Share for the Redemption or Induced Conversion of Preferred Stock (codified to ASC 260-10 S99-2) in regards to the exchange of common shares for preferred shares and the exchange of one series of preferred shares for a different series of preferred shares.

The Company compared the fair value of the preferred shares issued to the carrying amount of the preferred and common shares that were redeemed. The excess of the carrying amount of preferred and common shares that were redeemed over the fair value of the preferred shares issued was recorded as an increase in additional paid-in capital and was added to net earnings available to common shareholders.

On February 26, 2010, the Company issued 132,680 shares of Series A Preferred Stock to the shareholders of Blackhawk in exchange for the outstanding Series A Units of Blackhawk.

On March 8, 2010, the Company issued 158,485 shares of Series A Preferred Stock to CIE and to Houlihan Smith & Company in connection with the purchase of substantially all of CIE company assets.